Material Accounting Policy Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 CAD ($)
Disclosure of changes in accounting estimates [line items]
Number of operating segments	2
Employee contributions (in Dollars)	$ 5
Bottom of Range [Member]
Disclosure of changes in accounting estimates [line items]
Useful lives of amortization term	1 year
Top of Rande [Member]
Disclosure of changes in accounting estimates [line items]
Useful lives of amortization term	34 years
Senior Unsecured Notes [Member]
Disclosure of changes in accounting estimates [line items]
Senior secured cost percentage	6.50%
Senior Secured Notes [Member]
Disclosure of changes in accounting estimates [line items]
Senior secured cost percentage	4.875%
Senior Secured Notes One [Member]
Disclosure of changes in accounting estimates [line items]
Senior secured cost percentage	5.625%